Business Combination (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Cash	¥ 17,850
Noncontrolling interests	17,150
Less: Fair value of current net assets acquired	10,126
Identified intangible assets	15,621
Deferred tax liabilities from intangible assets	(3,905)
Goodwill	¥ 13,158